Annual Total Returns[BarChart] - Invesco VI Main Street Mid Cap Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(6.38%)	10.96%	28.81%	4.43%	(4.03%)	13.43%	14.92%	(11.35%)	25.28%	9.25%